Net interest income (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Net interest income
Loans	SFr 2,547	SFr 2,400
Investment securities	32	29
Trading assets	4,378	5,282
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,413	1,328
Other	744	1,107
Interest and dividend income	9,114	10,146
Deposits	(492)	(466)
Short-term borrowings	(38)	(62)
Trading liabilities	(2,226)	(2,307)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(753)	(640)
Long-term debt	(1,684)	(1,745)
Other	(100)	(107)
Interest expense	(5,293)	(5,327)
Net interest income	SFr 3,821	SFr 4,819